Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization

Weidai Ltd. (the “Company”) was incorporated as a limited company under the law of Cayman Islands on January 26, 2018. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, variable interest entity (“VIE”) and subsidiaries of the VIE. The Company, its subsidiaries, VIE and subsidiaries of the VIE are hereinafter collectively referred to as the “Group”. The Company is principally engaged in the online finance marketplace business in the People’s Republic of China (the “PRC”). As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries, VIE and subsidiaries of VIE. Accordingly, these consolidated financial statements reflect the historical operations of the company as if the current organization structure had been in existence throughout the periods presented.

Reorganization transactions

In preparation of its IPO in the United States, the following transactions were undertaken to reorganize the legal structure of the Company. On February 5, 2018, the Company set up a wholly-owned subsidiary, Weidai HK Limited (“Weidai HK”) in Hong Kong. On March 15, 2018, Weidai HK set up a wholly-owned subsidiary, Weidai Co., Ltd. (“Weidai Co.”) in the PRC. On April 10, 2018, the Company, through Weidai Co., entered into a series of contractual agreements with Weidai (Hangzhou) Financial Information Service Ltd. (“Weidai (Hangzhou), or the “VIE”) and its shareholders (the “VIE Agreements”) to transfer the business operations of the VIE to the Company. In return, the Company issued 48,392,050 of ordinary shares to YAOH WDAI LTD, an entity controlled by Mr. Yao Hong (“the Founder”) and the other ordinary shareholders of the VIE, as well as 9,146,250 of Series A preferred shares, 1,829,250 of Series A+ preferred shares, 3,048,800 of Series B preferred shares, 3,074,400 of Series C preferred shares to the respective series of preferred shareholders of the VIE.

As all the entities involved in the process of the Reorganization are under common control before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling-of-interest with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts.

On November 15, 2018, the Company completed its IPO on the New York Stock Exchange (Note 16).

As of December 31, 2018, the Company’s subsidiaries, VIE and primary subsidiaries of VIE are as follows:

			Percentage
			of legal
			ownership
	Date of	Place of	by the	Principal
Entity	incorporation	incorporation	Company	activities
Subsidiaries
Weidai HK	February 5, 2018	Hong Kong	100%	Investment holding
Weidai Co.	March 15, 2018	PRC	100%	Investment holding
Rymo Technology Industry Limited	September 22, 2009	Hong Kong	100%	Investment holding

VIE
Weidai (Hangzhou)	December 25, 2014	PRC	Nil	Online finance marketplace business

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries of the VIE
Qianwei (Hangzhou) Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd.	July 30, 2015	PRC	Nil	Asset management
Yiwu Weirui Internet Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset management
Hangzhou Yiqitou Investment Advisory Co., Ltd.	October 28, 2016	PRC	Nil	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd.	February 21, 2017	PRC	Nil	Internet technology
Hangzhou Jingwei Assets Management Co., Ltd.	August 9, 2016	PRC	Nil	Assets management
Fuzhou Weidai Online Microcredit Co., Ltd.	June 23, 2017	PRC	Nil	Micro-loan business
Khorgos Micro-car Auction Information Technology Co., Ltd.	May 18, 2017	PRC	Nil	Second-hand car operation
Khorgos Micron Internet Technology Co., Ltd.	August 23, 2017	PRC	Nil	Technology development and service
Khorgos Weiyi Internet Technology Co., Ltd.	August 23, 2017	PRC	Nil	Technology development and service
Hangzhou Yaowei Technology Co., Ltd.	January 24, 2018	PRC	Nil	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.	August 25, 2015	PRC	Nil	Finance information service
Hangzhou Micro-car Auction Co., Ltd.	June 21, 2018	PRC	Nil	Second-hand car operation

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its websites and primarily conducts its business in PRC through the VIE and the subsidiaries of the VIE. On April 10, 2018, the Company entered into share pledge agreements with the nominee shareholders of the VIE through its wholly-owned subsidiary in the PRC, for the equity interests in the VIE held by the shareholders of the VIE. In addition, the Company entered into a power of attorney and an exclusive call option agreement with the VIE and nominee shareholders of the VIE through its wholly-owned subsidiaries in the PRC, which provide its wholly-owned subsidiary the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. The Company agreed to provide unlimited financial support to the VIE for its operations which obligated the Company to absorb losses of the VIE that could potentially be significant to the VIE. In addition, pursuant to the resolution of all shareholders of the Company and the resolution of the board of directors of the Company on April 10, 2018 (the “Resolutions”), the rights under the aforementioned power of attorney and the exclusive call option agreement were assigned to the board of directors of the Company (the “Board”) or any officer authorized by the Board, which entitle the Company or its wholly-owned subsidiary to receive economic benefits from the VIE that potentially could be significant to the VIE.

Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE Arrangements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to the Company. In addition, through the exclusive business operation agreement, the Company, through its wholly-owned subsidiary in the PRC, have the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE and its subsidiaries as required by SEC Regulation S-X Rule 3A-02 and ASC topic 810 (“ASC 810”), Consolidation.

The principal terms of the VIE Agreements are further described below:

(1)	Power of Attorney:

Pursuant to the power of attorney signed between Weidai (Hangzhou)’s nominee shareholders and Weidai Co., each nominee shareholder irrevocably appointed Weidai Co. as its attorney-in-fact to exercise on such shareholder’s behalf any and all rights that such shareholder has in respect of its equity interest in Weidai (Hangzhou) (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of Weidai (Hangzhou). This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of Weidai (Hangzhou).

(2)	Exclusive Call Option Agreement:

Pursuant to the exclusive call option agreement entered into amongst the Company, Weidai (Hangzhou)’s nominee shareholders and Weidai Co., the nominee shareholders irrevocably granted Weidai Co. a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIE, or any or all of the assets of VIE, to Weidai Co., or its designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. The purchase price of the VIE’s assets is equal to the book value of the assets or the minimum price as permitted by applicable PRC law, whichever is higher. Without Weidai Co.’s prior written consent, the VIE and its nominee shareholders may not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees, etc. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets are distributed, the nominee shareholders are required to transfer all distribution received to Weidai Co. or their designees. This agreement is not terminated until all of the equity interest of the VIE has been transferred to Weidai Co. or the person(s) designated by Weidai Co. None of the nominee shareholders have the right to terminate or revoke the agreement under any circumstance unless otherwise regulated by law.

(3)	Exclusive Business Cooperation Agreement:

Pursuant to the exclusive business cooperation agreement entered into amongst Weidai Co. and Weidai (Hangzhou), Weidai Co. provides exclusive technical support and consulting services in return for fees based on 100% of Weidai (Hangzhou)’s net income, which is adjustable at the sole discretion of Weidai Co.. Without Weidai Co.’s consent, the VIE and its subsidiaries cannot procure services from any third party or enter into similar service arrangements with any other third party, except for the ones appointed by Weidai Co.. This agreement is irrevocable or can only be unilaterally revoked or amended by Weidai Co.

(4)	Share Pledge Agreement:

Pursuant to the share pledge agreements amongst the Company and Weidai (Hangzhou)’s nominee shareholders, each nominee shareholder of the VIE pledged all of their respective equity interests in the VIE to Weidai Co. as continuing first priority security interest to guarantee the performance of these nominee shareholders and the VIE’s obligations under the shareholder voting rights proxy agreement, the exclusive call option agreement and the exclusive business cooperation agreement. Weidai Co. is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If Weidai (Hangzhou) or any of the nominee shareholder breaches its contractual obligations, Weidai Co. is entitled to certain rights regarding the pledged equity interests, including the right to receive proceeds from the auction or sale of all or part of the pledged equity interests of Weidai (Hangzhou) in accordance with PRC law. None of the nominee shareholders may, without the prior written consent of Weidai Co., assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE. This agreement is not terminated until all of the technical support and consulting and service fees are fully paid under the exclusive business cooperation agreement and all of Weidai (Hangzhou)’s obligations have been terminated under the other controlling agreements. As of May 23, 2018, the Company completed the registration of all the equity pledges with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.

(5)	Financial support undertaking letter:

Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE or its shareholders do not have sufficient funds or are unable to repay.

(6)	Resolutions of all shareholders and resolution of the board of directors of Weidai Ltd.:

The shareholders and the Company’s Board resolved that the rights under the shareholder voting rights proxy agreements and the exclusive call option agreements were assigned to the board of directors of the Company or any officer authorized by the Board.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the Company and its VIE is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the VIE and their shareholders are valid and binding, and not in violation of current PRC laws or regulations; (iii) the resolutions are valid in accordance with the articles of association of the Company and Cayman Islands law.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet financial services platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

The table sets forth the assets and liabilities of the VIE and subsidiaries of VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Current assets:
Cash and cash equivalents	1,765,572	1,419,293	206,428
Restricted cash	1,092,921	1,619,937	235,610
Loans and advances, net	1,938,492	1,482,368	215,602
Short-term investments	8,500	4,100	596
Prepaid expenses and other assets	433,597	553,251	80,466
Amounts due from related parties	9,168	42,680	6,208
Total current assets	5,248,250	5,121,629	744,910
Non-current assets:
Restricted cash	4,000	19,368	2,817
Long-term investments	359,333	13,333	1,939
Loans and advances, net	390,171	421,564	61,314
Prepaid expenses and other assets	8,048	7,606	1,106
Property, equipment and software, net	99,433	88,684	12,899
Goodwill	-	3,067	446
Deferred tax assets	158,566	329,796	47,967
Total non-current assets	1,019,551	883,418	128,488
Total assets	6,267,801	6,005,047	873,398

	As of December 31,
	2017	2018
	RMB	RMB	US$
Current liabilities:
Short-term borrowings	200,000	-	-
Payable to institutional funding partners and online investors	1,770,681	1,005,236	146,206
Current account with online investors and borrowers	1,883,446	2,005,605	291,703
Income tax payable	243,338	59,461	8,648
Accrued expenses and other liabilities	461,295	459,415	66,820
Amounts due to related parties	62,900	452,518	65,816
Deferred revenue	12,330	11,962	1,740
Total current liabilities	4,633,990	3,994,197	580,933
Non-current liabilities:
Payable to institutional funding partners and online investors	416,118	450,160	65,473
Deferred revenue	887	11,343	1,650
Other non-current liabilities	40,719	14,110	2,052
Total non-current liabilities	457,724	475,613	69,175
Total liabilities	5,091,714	4,469,810	650,108

The table sets forth the results of operations of the VIE and subsidiaries of VIE included in the Company’s consolidated statements of comprehensive income:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues	1,761,380	3,545,430	3,917,701	569,806
Net income	291,029	474,821	231,872	33,724

The table sets forth the cash flows of the VIE and subsidiaries of VIE included in the Company’s consolidated statements of cash flows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	924,388	2,284,077	1,204,835	175,236
Net cash used in investing activities	(337,051)	(2,941,921)	(9,916)	(1,442)
Net cash provided by (used in) financing activities	458,614	2,205,523	(998,814)	(145,271)

As of December 31, 2017 and 2018, there was no pledge or collateralization of the assets of the VIE and its subsidiaries. The amount of the net assets of the VIE and subsidiaries of VIE was RMB1,176,087 and RMB1,535,237 (US$223,290) as of December 31, 2017 and 2018, respectively. The creditors of the VIE and subsidiaries of VIE’s third-party liabilities did not have recourse to the general credit of the primary beneficiary in the normal course of business. The Company did not provide nor intended to provide additional financial or other support not previously contractually required to the VIE and subsidiaries of VIE during the years presented.